Shareholder Fees	Mar. 06, 2026 USD ($)
WisdomTree Efficient U.S. Plus International Equity Fund | WisdomTree Efficient U.S. Plus International Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0